UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT-TERM BOND FUND

FORM N-Q

MARCH 31, 2015

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 52.0%
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 2.7%
Daimler Finance NA LLC, Senior Notes	1.375%	8/1/17	$1,990,000	$1,992,070	(a)
Daimler Finance NA LLC, Senior Notes	1.115%	8/1/18	4,100,000	4,118,036	(a)(b)
Ford Motor Credit Co., LLC, Senior Bonds	1.182%	11/4/19	1,900,000	1,903,739	(b)
Ford Motor Credit Co., LLC, Senior Notes	3.000%	6/12/17	3,510,000	3,619,252
Ford Motor Credit Co., LLC, Senior Notes	2.459%	3/27/20	1,730,000	1,732,190
Hyundai Capital America, Senior Notes	1.625%	10/2/15	1,150,000	1,155,200	(a)
Hyundai Capital America, Senior Notes	1.450%	2/6/17	1,690,000	1,692,633	(a)
Nissan Motor Acceptance Corp., Senior Notes	0.812%	3/3/17	1,690,000	1,695,579	(a)(b)

Total Automobiles				17,908,699

Household Durables - 0.1%
Whirlpool Corp., Senior Notes	1.350%	3/1/17	470,000	471,292

Internet & Catalog Retail - 0.5%
Amazon.com Inc., Senior Notes	2.600%	12/5/19	3,500,000	3,588,868

Media - 0.9%
DISH DBS Corp., Senior Notes	5.875%	11/15/24	970,000	973,638
Thomson Reuters Corp., Senior Notes	1.650%	9/29/17	2,200,000	2,205,689
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	1,500,000	1,836,312
Walt Disney Co., Senior Notes	0.450%	12/1/15	1,010,000	1,010,542

Total Media				6,026,181

Specialty Retail - 0.3%
Lowe’s Cos. Inc., Senior Notes	0.685%	9/10/19	1,850,000	1,859,148	(b)

TOTAL CONSUMER DISCRETIONARY				29,854,188

CONSUMER STAPLES - 5.1%
Beverages - 1.9%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	0.800%	7/15/15	2,430,000	2,433,256
PepsiCo Inc., Senior Notes	2.500%	5/10/16	4,000,000	4,083,032
PepsiCo Inc., Senior Notes	0.950%	2/22/17	2,740,000	2,745,428
Suntory Holdings Ltd., Notes	1.650%	9/29/17	3,340,000	3,355,555	(a)

Total Beverages				12,617,271

Food & Staples Retailing - 1.5%
Costco Wholesale Corp., Senior Notes	0.650%	12/7/15	790,000	791,178
CVS Health Corp., Senior Notes	1.200%	12/5/16	3,110,000	3,131,913
Kroger Co., Notes	3.900%	10/1/15	80,000	81,238
Kroger Co., Senior Notes	1.200%	10/17/16	500,000	501,605
Sysco Corp., Senior Notes	0.550%	6/12/15	1,480,000	1,480,500
Sysco Corp., Senior Notes	1.450%	10/2/17	1,940,000	1,956,143
Wal-Mart Stores Inc., Senior Notes	0.600%	4/11/16	2,120,000	2,124,755

Total Food & Staples Retailing				10,067,332

Food Products - 1.3%
JM Smucker Co., Senior Notes	2.500%	3/15/20	1,770,000	1,793,069	(a)
Kraft Foods Group Inc., Senior Notes	1.625%	6/4/15	740,000	741,270
Kraft Foods Group Inc., Senior Notes	6.125%	8/23/18	1,200,000	1,363,577
Mondelez International Inc., Senior Notes	4.125%	2/9/16	2,331,000	2,394,329
WM Wrigley Jr. Co., Senior Notes	1.400%	10/21/16	540,000	542,187	(a)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	1,530,000	1,547,531	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	450,000	464,460	(a)

Total Food Products				8,846,423

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (continued)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - 0.4%
Altria Group Inc., Senior Notes	9.250%	8/6/19	$190,000	$244,012
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	740,000	905,858
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	940,000	1,062,764

Total Tobacco				2,212,634

TOTAL CONSUMER STAPLES				33,743,660

ENERGY - 3.8%
Energy Equipment & Services - 0.4%
Cameron International Corp., Senior Notes	1.150%	12/15/16	620,000	615,726
Petrofac Ltd., Senior Notes	3.400%	10/10/18	1,290,000	1,273,026	(a)
Transocean Inc., Senior Notes	3.000%	10/15/17	1,100,000	1,012,000

Total Energy Equipment & Services				2,900,752

Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	1,410,000	1,569,708
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	190,000	192,427
Chevron Corp., Senior Notes	1.104%	12/5/17	1,400,000	1,402,128
Devon Energy Corp., Senior Notes	2.250%	12/15/18	940,000	949,815
Ecopetrol SA, Senior Notes	4.250%	9/18/18	2,650,000	2,782,500
El Paso Natural Gas Co., Senior Notes	5.950%	4/15/17	1,250,000	1,336,567
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	2,630,000	2,586,289
Petroleos Mexicanos, Senior Notes	2.277%	7/18/18	3,380,000	3,467,880	(b)
Petroleos Mexicanos, Senior Notes	3.125%	1/23/19	90,000	92,025
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	1.172%	4/10/19	1,870,000	1,868,164	(a)(b)
Total Capital International SA, Senior Notes	0.750%	1/25/16	3,250,000	3,258,973
TransCanada PipeLines Ltd., Senior Notes	0.953%	6/30/16	3,070,000	3,080,361	(b)

Total Oil, Gas & Consumable Fuels				22,586,837

TOTAL ENERGY				25,487,589

FINANCIALS - 25.0%
Banks - 16.4%
Abbey National Treasury Services PLC, Senior Notes	4.000%	4/27/16	1,600,000	1,650,174
Abbey National Treasury Services PLC, Senior Notes	2.375%	3/16/20	2,970,000	2,994,657
ABN AMRO Bank NV, Senior Notes	4.250%	2/2/17	2,295,000	2,418,535	(a)
ANZ National International Ltd., Senior Notes	1.850%	10/15/15	310,000	312,351	(a)
Australia & New Zealand Banking Group Ltd., Senior Notes	0.900%	2/12/16	2,410,000	2,417,404
Bank of America Corp., Senior Notes	6.500%	8/1/16	1,050,000	1,120,971
Bank of America Corp., Senior Notes	1.700%	8/25/17	3,050,000	3,063,579
Bank of America NA, Subordinated Notes	6.100%	6/15/17	4,500,000	4,932,418
Bank of Nova Scotia, Secured Bonds	1.650%	10/29/15	3,260,000	3,281,718	(a)
Bank of Nova Scotia, Senior Notes	0.773%	7/15/16	3,140,000	3,155,361	(b)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.450%	9/8/17	1,090,000	1,090,036	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.700%	3/5/18	480,000	480,899	(a)
BNP Paribas SA, Senior Notes	0.858%	12/12/16	950,000	953,694	(b)
BNP Paribas SA, Senior Secured Bonds	2.200%	11/2/15	2,700,000	2,726,633	(a)
BPCE SA, Senior Notes	1.625%	2/10/17	2,910,000	2,938,017
Capital One NA, Senior Notes	1.500%	9/5/17	2,040,000	2,036,450
Citigroup Inc., Senior Notes	6.000%	8/15/17	6,120,000	6,735,531
Citigroup Inc., Senior Notes	6.125%	11/21/17	2,000,000	2,223,538
Citigroup Inc., Senior Notes	1.021%	4/8/19	1,440,000	1,440,842	(b)
Commonwealth Bank of Australia, Senior Notes	0.770%	9/20/16	1,900,000	1,907,756	(a)(b)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Senior Notes	3.375%	1/19/17	3,690,000	3,847,404
Credit Agricole SA, Senior Notes	3.500%	4/13/15	1,360,000	1,360,816	(a)
Credit Agricole SA, Senior Notes	1.053%	4/15/19	1,460,000	1,471,992	(a)(b)
DnB NOR Boligkreditt, Secured Bonds	2.900%	3/29/16	2,480,000	2,534,513	(a)
Export-Import Bank of Korea, Senior Bonds	1.121%	9/17/16	750,000	753,347	(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	1,380,000	1,547,441	(a)
HSBC USA Inc., Senior Notes	1.700%	3/5/18	1,350,000	1,353,102
HSBC USA Inc., Senior Notes	1.147%	9/24/18	1,990,000	2,014,712	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (continued)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
HSBC USA Inc., Senior Notes	0.868%	11/13/19	$3,140,000	$3,139,149	(b)
ING Bank NV, Secured Bonds	2.500%	1/14/16	3,060,000	3,106,436	(a)
JPMorgan Chase & Co., Senior Notes	3.150%	7/5/16	1,860,000	1,908,626
JPMorgan Chase & Co., Senior Notes	1.350%	2/15/17	350,000	351,449
JPMorgan Chase & Co., Senior Notes	1.700%	3/1/18	660,000	662,924
Mizuho Bank Ltd., Senior Notes	2.550%	3/17/17	1,920,000	1,963,864	(a)
MUFG Americas Holdings Corp., Senior Notes	1.625%	2/9/18	3,360,000	3,362,258
National Australia Bank of New York, Senior Notes	1.600%	8/7/15	1,190,000	1,195,091
National Bank of Canada, Secured Bonds	2.200%	10/19/16	1,840,000	1,880,132	(a)
Royal Bank of Canada, Senior Notes	1.200%	1/23/17	3,440,000	3,462,398
Royal Bank of Canada, Senior Notes	0.801%	3/15/19	830,000	835,584	(b)
Royal Bank of Canada, Senior Secured Bonds	0.625%	12/4/15	1,190,000	1,190,913
SpareBank 1 Boligkreditt AS, Secured Bonds	2.625%	5/27/16	2,130,000	2,176,694	(a)
Standard Chartered Bank, Subordinated Notes	6.400%	9/26/17	2,250,000	2,482,931	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	930,000	937,231	(a)
Svenska Handelsbanken AB, Senior Notes	0.761%	6/17/19	1,580,000	1,582,147	(b)
Toronto-Dominion Bank, Senior Bonds	1.500%	9/9/16	2,840,000	2,870,039
Toronto-Dominion Bank, Senior Notes	1.625%	3/13/18	3,300,000	3,327,572
U.S. Bancorp, Senior Notes	1.650%	5/15/17	1,790,000	1,815,465
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/18/15	2,580,000	2,560,392	(b)(c)
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	1,870,000	1,936,866
Wells Fargo & Co., Senior Notes	0.935%	1/30/20	1,860,000	1,871,815	(b)
Westpac Banking Corp., Senior Notes	0.995%	7/30/18	2,250,000	2,273,195	(b)

Total Banks				109,657,062

Capital Markets - 3.8%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	1,740,000	1,942,350
Credit Suisse AG/Guernsey, Secured Bonds	2.600%	5/27/16	1,780,000	1,820,148	(a)
Credit Suisse NY, Senior Notes	0.943%	1/29/18	2,730,000	2,740,958	(b)
Deutsche Bank AG, Senior Notes	1.400%	2/13/17	1,460,000	1,461,899
Deutsche Bank AG, Senior Notes	6.000%	9/1/17	1,200,000	1,323,229
Goldman Sachs Group Inc., Senior Notes	5.750%	10/1/16	800,000	853,895
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	3,040,000	3,103,366
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/18/15	3,190,000	0	(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	1,010,000	0	(d)(e)(f)(g)
Macquarie Bank Ltd., Senior Notes	2.000%	8/15/16	2,860,000	2,894,329	(a)
Merrill Lynch & Co. Inc., Subordinated Notes	6.050%	5/16/16	700,000	735,009
Morgan Stanley, Senior Bonds	1.875%	1/5/18	2,230,000	2,246,756
UBS AG Stamford CT, Senior Notes	1.800%	3/26/18	4,100,000	4,114,342
UBS AG Stamford CT, Subordinated Notes	5.875%	7/15/16	1,700,000	1,799,016
Vesey Street Investment Trust I, Senior Notes	4.404%	9/1/16	270,000	281,619

Total Capital Markets				25,316,916

Consumer Finance - 1.4%
American Express Co., Senior Notes	0.852%	5/22/18	60,000	60,082	(b)
American Express Credit Corp., Senior Notes	1.750%	6/12/15	1,840,000	1,843,814
American Express Credit Corp., Senior Notes	2.375%	3/24/17	2,000,000	2,054,642
American Honda Finance Corp., Notes	1.000%	8/11/15	1,300,000	1,303,085	(a)
Caterpillar Financial Services Corp., Senior Notes	1.100%	5/29/15	510,000	510,775
PACCAR Financial Corp., Senior Notes	0.800%	2/8/16	850,000	853,410
Toyota Motor Credit Corp., Senior Notes	0.875%	7/17/15	450,000	450,759
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	2,220,000	2,264,192

Total Consumer Finance				9,340,759

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (continued)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - 1.5%
Banque Federative du Credit Mutuel SA, Senior Notes	1.700%	1/20/17	$2,860,000	$2,881,713	(a)
General Electric Capital Corp., Senior Notes	2.450%	3/15/17	5,080,000	5,236,271
Private Export Funding Corp., Notes	4.950%	11/15/15	2,060,000	2,118,652

Total Diversified Financial Services				10,236,636

Insurance - 1.3%
Berkshire Hathaway Finance Corp., Senior Notes	1.600%	5/15/17	1,250,000	1,269,438
Metropolitan Life Global Funding I, Secured Notes	0.632%	4/10/17	5,260,000	5,275,222	(a)(b)
Prudential Financial Inc., Senior Notes	1.037%	8/15/18	2,350,000	2,365,895	(b)

Total Insurance				8,910,555

Real Estate Investment Trusts (REITs) - 0.5%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	1.750%	9/15/17	3,050,000	3,067,568	(a)

Thrifts & Mortgage Finance - 0.1%
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	800,000	828,759

TOTAL FINANCIALS				167,358,255

HEALTH CARE - 4.2%
Biotechnology - 0.3%
Amgen Inc., Senior Notes	0.862%	5/22/19	2,170,000	2,173,837	(b)

Health Care Equipment & Supplies - 0.8%
Baxter International Inc., Senior Notes	0.950%	6/1/16	1,500,000	1,502,864
Becton, Dickinson & Co., Senior Notes	1.800%	12/15/17	2,370,000	2,389,723
Medtronic Inc., Senior Notes	1.500%	3/15/18	1,550,000	1,557,404	(a)

Total Health Care Equipment & Supplies				5,449,991

Health Care Providers & Services - 0.7%
Aetna Inc., Senior Notes	1.500%	11/15/17	710,000	713,884
Humana Inc., Senior Notes	7.200%	6/15/18	1,640,000	1,905,729
UnitedHealth Group Inc., Senior Notes	1.400%	12/15/17	2,150,000	2,168,131

Total Health Care Providers & Services				4,787,744

Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc., Senior Notes	2.250%	8/15/16	270,000	274,721

Pharmaceuticals - 2.4%
AbbVie Inc., Senior Notes	1.200%	11/6/15	2,690,000	2,694,317
Actavis Funding SCS, Senior Notes	2.350%	3/12/18	4,240,000	4,300,382
Merck & Co. Inc., Senior Notes	0.631%	2/10/20	3,390,000	3,407,726	(b)
Perrigo Co. PLC, Senior Notes	1.300%	11/8/16	2,270,000	2,269,492
Perrigo Co. PLC, Senior Notes	2.300%	11/8/18	1,240,000	1,252,541
Walgreens Boots Alliance Inc., Senior Notes	1.750%	11/17/17	1,090,000	1,100,604
Zoetis Inc., Senior Notes	1.150%	2/1/16	630,000	630,302

Total Pharmaceuticals				15,655,364

TOTAL HEALTH CARE				28,341,657

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
Precision Castparts Corp., Senior Notes	0.700%	12/20/15	1,040,000	1,039,981

Airlines - 0.2%
United Airlines Inc., Pass-Through Certificates	6.900%	1/2/18	439,625	459,100
United Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	165,721	181,763
United Airlines Inc., Pass-Through Certificates	6.703%	6/15/21	807,239	863,746

Total Airlines				1,504,609

Electrical Equipment - 0.4%
Eaton Corp., Senior Notes	0.950%	11/2/15	2,800,000	2,800,829

Industrial Conglomerates - 0.2%
United Technologies Corp., Senior Notes	5.375%	12/15/17	900,000	1,000,496

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (continued)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 0.4%
John Deere Capital Corp., Notes	0.700%	9/4/15	$230,000	$230,325
John Deere Capital Corp., Senior Notes	1.550%	12/15/17	2,570,000	2,598,383

Total Machinery				2,828,708

TOTAL INDUSTRIALS				9,174,623

INFORMATION TECHNOLOGY - 1.3%
IT Services - 0.1%
International Business Machines Corp., Senior Notes	0.628%	2/12/19	970,000	974,206	(b)

Semiconductors & Semiconductor Equipment - 0.2%
Texas Instruments Inc., Senior Notes	0.875%	3/12/17	1,320,000	1,323,837

Software - 0.5%
Oracle Corp., Senior Notes	0.833%	1/15/19	2,960,000	2,985,930	(b)

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	0.450%	5/3/16	3,400,000	3,401,673

TOTAL INFORMATION TECHNOLOGY				8,685,646

MATERIALS - 2.5%
Chemicals - 0.5%
Dow Chemical Co., Notes	5.700%	5/15/18	18,000	20,256
Praxair Inc., Senior Notes	0.750%	2/21/16	3,000,000	3,007,746

Total Chemicals				3,028,002

Metals & Mining - 1.5%
Anglo American Capital PLC, Senior Notes	1.203%	4/15/16	1,090,000	1,089,710	(a)(b)
BHP Billiton Finance USA Ltd., Senior Notes	5.400%	3/29/17	2,340,000	2,540,728
Freeport-McMoRan Inc., Senior Notes	2.150%	3/1/17	720,000	717,678
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	150,000	149,370
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	140,000	136,565
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	1,240,000	1,263,721
Rio Tinto Finance USA Ltd., Senior Notes	2.250%	9/20/16	1,100,000	1,122,052
Vale Overseas Ltd., Notes	6.250%	1/23/17	1,030,000	1,092,423
Vale Overseas Ltd., Senior Notes	5.625%	9/15/19	1,310,000	1,397,862
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	760,000	763,184

Total Metals & Mining				10,273,293

Paper & Forest Products - 0.5%
Georgia-Pacific LLC, Senior Notes	2.539%	11/15/19	3,160,000	3,207,141	(a)

TOTAL MATERIALS				16,508,436

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.1%
AT&T Inc., Senior Notes	0.800%	12/1/15	2,780,000	2,780,662
AT&T Inc., Senior Notes	0.900%	2/12/16	1,260,000	1,262,265
British Telecommunications PLC, Senior Notes	2.000%	6/22/15	1,340,000	1,344,301
British Telecommunications PLC, Senior Notes	1.625%	6/28/16	1,660,000	1,672,780
Telefonica Emisiones SAU, Senior Notes	3.192%	4/27/18	1,890,000	1,972,599
Verizon Communications Inc., Senior Notes	0.664%	6/9/17	3,550,000	3,546,273	(b)
Verizon Communications Inc., Senior Notes	2.021%	9/14/18	1,320,000	1,377,943	(b)

Total Diversified Telecommunication Services				13,956,823

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Notes	2.375%	9/8/16	1,520,000	1,546,813

TOTAL TELECOMMUNICATION SERVICES				15,503,636

UTILITIES - 1.9%
Electric Utilities - 1.3%
Duke Energy Corp., Senior Notes	0.636%	4/3/17	1,400,000	1,403,742	(b)
Duke Energy Corp., Senior Notes	2.100%	6/15/18	4,070,000	4,151,062
Duke Energy Indiana Inc., Secured Bonds	0.602%	7/11/16	1,460,000	1,461,929	(b)
Southern California Edison Co., Senior Secured Bonds	1.125%	5/1/17	650,000	653,026
Southern Co., Senior Bonds	1.300%	8/15/17	960,000	961,032

Total Electric Utilities				8,630,791

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (continued)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Multi-Utilities - 0.6%
Dominion Resources Inc., Senior Notes	1.250%	3/15/17	$2,900,000	$2,904,802
PG&E Corp., Senior Notes	2.400%	3/1/19	1,080,000	1,094,677

Total Multi-Utilities				3,999,479

TOTAL UTILITIES				12,630,270

TOTAL CORPORATE BONDS & NOTES (Cost - $350,140,913)				347,287,960

ASSET-BACKED SECURITIES - 18.0%
Academic Loan Funding Trust, 2012-1A A1	0.974%	12/27/22	765,458	766,466	(a)(b)
Access Group Inc., 2005-B A2	0.486%	7/25/22	478,917	476,947	(b)
Ally Master Owner Trust, 2014-5 A1	0.665%	10/15/19	4,720,000	4,726,606	(b)
American Express Credit Account Master Trust, 2012-3 A	0.325%	3/15/18	4,720,000	4,720,319	(b)
Amresco Residential Securities Mortgage Loan Trust, 1997-3 M1A	0.729%	9/25/27	35,851	34,630	(b)
Apidos CDO, 2012-9A A	1.653%	7/15/23	2,000,000	1,993,072	(a)(b)
Apidos CLO, 2015-20A A1	1.766%	1/16/27	1,750,000	1,755,950	(a)(b)
Arbor Realty Collateralized Loan Obligation, 2015-FL1A A	1.907%	3/15/25	4,150,000	4,150,000	(a)(b)(f)
ARI Fleet Lease Trust, 2012-A A	0.725%	3/15/20	324,643	324,612	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	1.768%	3/12/26	1,000,000	996,768	(a)(b)
Asset Backed Securities Corp. Home Equity Loan Trust, 2004-HE8 M2	1.899%	12/25/34	1,779,798	1,620,921	(b)
Asset-Backed Funding Certificates, 2002-WF2 A2	1.299%	5/25/32	180,471	176,084	(b)
Asset-Backed Funding Certificates, 2004-OPT2 M1	0.999%	8/25/33	323,496	313,770	(b)
Asset-Backed Securities Corp. Home Equity, 2003-HE7 M1	1.147%	12/15/33	104,713	100,926	(b)
Atrium CDO Corp., 5A A1	0.511%	7/20/20	1,213,079	1,210,701	(a)(b)
Avis Budget Rental Car Funding AESOP II LLC, 2012-1A A	2.054%	8/20/16	2,416,667	2,423,598	(a)
Bayview Financial Acquisition Trust, 2004-C A1	0.808%	5/28/44	2,231	2,235	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-1 A2	0.694%	6/25/34	216,004	216,518	(b)
BlueMountain CLO Ltd., 2012-2A A1	1.681%	11/20/24	1,750,000	1,750,492	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1	1.772%	4/13/27	3,500,000	3,498,250	(a)(b)
BMW Floorplan Master Owner Trust, 2012-1A A	0.575%	9/15/17	1,870,000	1,874,447	(a)(b)
Brazos Higher Education Authority Inc., 2005-2 A10	0.387%	12/26/19	1,510,222	1,507,355	(b)
Capital Auto Receivables Asset Trust, 2014-1 A2	0.960%	4/20/17	2,940,000	2,941,705
CenterPoint Energy Transition Bond Co., LLC, 2012-1 A1	0.901%	4/15/18	1,214,642	1,216,358
Citibank Credit Card Issuance Trust, 2014-A3 A3	0.375%	5/9/18	3,440,000	3,440,406	(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	48,483	50,086	(b)
Countrywide Asset-Backed Certificates, 2007-QH1 A1	0.374%	2/25/37	182,331	119,505	(a)(b)
Countrywide Home Equity Loan Trust, 2004-0 2A	0.455%	2/15/34	146,715	130,207	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	136,758	120,814	(b)
Discover Card Execution Note Trust, 2013-A6 A6	0.625%	4/15/21	3,720,000	3,733,433	(b)
Educational Funding of the South Inc., 2011-1 A2	0.906%	4/25/35	3,805,155	3,798,698	(b)
Ford Credit Auto Lease Trust, 2014-B A2B	0.335%	3/15/17	3,756,859	3,755,743	(b)
Ford Credit Auto Owner Trust, 2014-A A3	0.790%	5/15/18	1,980,000	1,981,903
Ford Credit Auto Owner Trust, 2014-B A3	0.900%	10/15/18	5,200,000	5,206,469
Ford Credit Floorplan Master Owner Trust, 2014-4 A2	0.525%	8/15/19	2,700,000	2,692,105	(b)
Galaxy CLO Ltd., 2015-19A A1A	1.812%	1/24/27	1,750,000	1,747,375	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (continued)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Golden Credit Card Trust, 2014-2A A	0.625%	3/15/21	$3,400,000	$3,395,959	(a)(b)
GSAMP Trust, 2006-SEA1 A	0.471%	5/25/36	117,823	116,739	(a)(b)
Hertz Vehicle Financing LLC, 2013-1A A1	1.120%	8/25/17	2,520,000	2,520,840	(a)
Honda Auto Receivables Owner Trust, 2012-4 A4	0.660%	12/18/18	3,400,000	3,400,893
Honda Auto Receivables Owner Trust, 2013-2 A3	0.530%	2/16/17	77,645	77,639
Indymac Residential Asset-Backed Trust, 2005-D AI2	0.494%	3/25/36	1,822,230	1,498,170	(b)
Jamestown CLO Ltd., 2014-4A A1C	1.683%	7/15/26	250,000	249,224	(a)(b)
LCM Limited Partnership, 16A A	1.753%	7/15/26	500,000	499,799	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A	0.434%	6/25/46	249,509	220,700	(a)(b)
Missouri Higher Education Loan Authority, 2010-2 A1	1.083%	8/27/29	1,352,747	1,362,094	(b)
NCUA Guaranteed Notes, 2010-A1 A	0.528%	12/7/20	2,017,972	2,019,828	(b)
Nelnet Student Loan Trust, 2014-6A A	0.824%	11/25/47	1,952,061	1,962,710	(a)(b)
NewMark Capital Funding, 2014-2A A1	1.697%	6/30/26	750,000	745,381	(a)(b)
Nissan Auto Receivables Owner Trust, 2013-A A3	0.500%	5/15/17	2,069,101	2,069,414
Nissan Master Owner Trust Receivables, 2015-A A1	0.572%	1/15/20	2,050,000	2,053,275	(b)
Ocean Trails CLO IV, 2013-4A X	1.258%	8/13/25	420,000	420,076	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.296%	8/25/33	167,686	149,594	(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	15,221	13,870
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	225,725	233,324	(b)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.557%	10/20/23	1,250,000	1,243,225	(a)(b)
Saxon Asset Securities Trust, 2003-3 M1	1.146%	12/25/33	50,236	47,642	(b)
SLM Student Loan Trust, 2003-04 A5A	1.021%	3/15/33	77,105	77,001	(a)(b)
SLM Student Loan Trust, 2003-11 A6	1.021%	12/15/25	710,000	709,127	(a)(b)
SLM Student Loan Trust, 2005-6 A6	0.396%	10/27/31	3,500,000	3,407,066	(b)
SLM Student Loan Trust, 2005-A A4	0.581%	12/15/38	3,790,000	3,396,060	(b)
SLM Student Loan Trust, 2006-2 B	0.476%	1/25/41	1,172,103	1,021,227	(b)
SLM Student Loan Trust, 2006-5 A5	0.366%	1/25/27	1,800,000	1,777,246	(b)
SLM Student Loan Trust, 2006-6 A2	0.336%	10/25/22	91,878	91,790	(b)
SLM Student Loan Trust, 2008-7 A4	1.156%	7/25/23	2,708,000	2,757,269	(b)
SLM Student Loan Trust, 2011-B A1	1.025%	12/16/24	61,894	62,072	(a)(b)
SLM Student Loan Trust, 2012-A A1	1.575%	8/15/25	1,015,108	1,024,883	(a)(b)
SLM Student Loan Trust, 2012-B A1	1.275%	12/15/21	369,006	369,897	(a)(b)
SLM Student Loan Trust, 2013-A A1	0.775%	8/15/22	705,703	706,529	(a)(b)
SMB Private Education Loan Trust, 2014-A A1	0.675%	9/15/21	5,031,604	5,030,362	(a)(b)
Sound Point CLO Ltd., 2014-2A A1	1.617%	10/20/26	750,000	743,175	(a)(b)
Specialty Underwriting & Residential Finance, 2003-BC4 M1	1.074%	11/25/34	404,482	377,833	(b)
Structured Asset Securities Corp., 2004-SC1	8.356%	12/25/29	38,371	41,031	(a)(b)
Structured Asset Securities Corp., 2005-SC1 1A2	7.799%	5/25/31	2,774,094	2,456,260	(a)(b)
Structured Asset Securities Corp., 2007-BC3 1A2	0.314%	5/25/47	800,000	740,438	(b)
Trade Maps Ltd., 2013-1A A	0.875%	12/10/18	1,230,000	1,229,825	(a)(b)
U.S. Small Business Administration, 2004-2	3.080%	9/25/18	378,269	392,939	(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	19,715	20,297
Venture CDO Ltd., 2013-13A AX	1.465%	6/10/25	2,062,500	2,052,346	(a)(b)
Venture CDO Ltd., 2014-16A A1L	1.753%	4/15/26	1,900,000	1,897,692	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $119,925,086)				120,258,235

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.4%
American Home Mortgage Investment Trust, 2005-4 1A1	0.754%	11/25/45	727,095	653,935	(b)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.624%	9/25/35	1,066,948	824,285	(a)(b)
Banc of America Funding Corp., 2004-B 3A2	2.769%	12/20/34	208,920	120,923	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (continued)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Banc of America Funding Corp., 2005-E 4A1	2.690%	3/20/35	$190,972	$190,929	(b)
Banc of America Funding Corp., 2006-D 1A1	0.346%	5/20/36	551,836	535,758	(b)
Banc of America Funding Corp., 2015-R2 4A1	0.333%	9/29/36	3,380,903	3,204,758	(a)(b)
Banc of America Mortgage Securities Inc., 2002-J B1	3.579%	9/25/32	129,510	123,703	(b)
Banc of America Mortgage Securities Inc., 2003-C B1	2.982%	4/25/33	340,396	267,196	(b)
Banc of America Mortgage Securities Inc., 2003-D	2.622%	5/25/33	24,743	24,759	(b)
Bear Stearns Alt-A Trust, 2004-9 3A1	2.494%	9/25/34	289,075	285,643	(b)
Bear Stearns Alt-A Trust, 2007-1 1A1	0.494%	1/25/47	607,510	427,739	(b)
Bear Stearns ARM Trust, 2004-10 15A1	2.591%	1/25/35	97,593	97,106	(b)
Bear Stearns ARM Trust, 2006-04 1A1	2.613%	10/25/36	222,663	194,203	(b)
Chase Mortgage Finance Corp., 2007-A1 2A3	2.466%	2/25/37	148,951	149,329	(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.474%	8/25/35	8,505	7,880	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.464%	10/25/35	134,982	123,930	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.374%	1/25/36	15,972	14,626	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.404%	7/25/36	65,083	58,661	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 A1	1.485%	10/10/47	957,788	960,319
Citigroup Mortgage Loan Trust Inc., 2007-AR4 2A1A	2.769%	3/25/37	590,346	463,811	(b)
Colony Mortgage Capital Ltd., 2014-FL1 C	2.790%	4/8/31	1,200,000	1,201,459	(a)(b)
Commercial Mortgage Trust, 2014-BBG A	0.975%	3/15/29	1,170,000	1,150,191	(a)(b)
Commercial Mortgage Trust, 2014-CR21 A1	1.494%	12/10/47	1,452,527	1,459,323
Commercial Mortgage Trust, 2014-SAVA A	1.325%	6/15/34	3,000,000	2,996,647	(a)(b)
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	1,925,525	1,980,841
Countrywide Alternative Loan Trust, 2004-33 1A1	2.748%	12/25/34	53,470	53,194	(b)
Countrywide Alternative Loan Trust, 2004-33 2A1	2.710%	12/25/34	59,647	58,927	(b)
Countrywide Alternative Loan Trust, 2005-51 2A1	0.476%	11/20/35	148,052	123,364	(b)
Countrywide Alternative Loan Trust, 2005-56 4A1	0.484%	11/25/35	457,879	384,228	(b)
Countrywide Alternative Loan Trust, 2005-62 1A1	0.474%	12/25/35	3,228,747	2,702,736	(b)
Countrywide Alternative Loan Trust, 2007-23CB A7	0.574%	9/25/37	3,363,026	2,212,575	(b)
Countrywide Home Loans, 2003-HYB1 1A1	2.704%	5/19/33	78,255	76,979	(b)
Countrywide Home Loans, 2003-HYB3 6A1	2.741%	11/19/33	49,075	48,258	(b)
Countrywide Home Loans, 2005-R2 1AF2	0.514%	6/25/35	92,250	75,646	(a)(b)
Countrywide Home Loans, 2005-R3 AF	0.574%	9/25/35	182,511	165,232	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.594%	7/25/36	70,640	64,810	(a)(b)
Countrywide Home Loans, Mortgage Pass-Through Trust, 2004-23 A	2.408%	11/25/34	451,622	389,003	(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	2.413%	1/27/36	2,352,074	1,479,603	(a)(b)
Del Coronado Trust, 2013-HDC A	0.975%	3/15/26	2,400,000	2,402,891	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR1 2A1A	0.428%	3/19/45	240,566	221,270	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.723%	2/25/48	152,262	152,334	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	0.872%	12/29/45	1,804,401	1,809,565	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	304,579	341,889
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	0.525%	11/15/40	1,379,853	1,384,226	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4281 BA	1.250%	11/15/33	2,715,132	2,727,023
Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Securities, T-51 1A	6.500%	9/25/43	183,641	213,191	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (continued)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Federal National Mortgage Association (FNMA), 2014-M8 FA	0.403%	5/25/18	$3,043,236	$3,049,239	(b)
First Horizon Mortgage Pass-Through Trust, 2004-AR7 1A1	2.625%	2/25/35	785,234	786,814	(b)
Government National Mortgage Association (GNMA), 2010-H02 FA	0.852%	2/20/60	319,104	321,572	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA	0.722%	3/20/60	1,883,967	1,889,596	(b)
Government National Mortgage Association (GNMA), 2010-H10 FB	1.172%	5/20/60	2,338,453	2,388,915	(b)
Government National Mortgage Association (GNMA), 2010-H20 AF	0.501%	10/20/60	3,576,438	3,560,563	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.521%	8/20/58	4,290,788	4,277,720	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.621%	11/20/60	4,307,348	4,309,263	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.671%	1/20/61	412,587	413,548	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.671%	12/20/60	541,522	542,861	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.621%	2/20/61	836,623	836,976	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.671%	2/20/61	1,253,670	1,256,231	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA	0.641%	8/20/61	2,220,942	2,223,671	(b)
Government National Mortgage Association (GNMA), 2012-H21 FA	0.671%	7/20/62	13,721,979	13,709,897	(b)
Government National Mortgage Association (GNMA), 2012-H23 SA	0.701%	10/20/62	511,359	512,740	(b)
Government National Mortgage Association (GNMA), 2012-H23 WA	0.691%	10/20/62	691,404	692,356	(b)
Government National Mortgage Association (GNMA), 2013-H02 FD	0.511%	12/20/62	9,002,455	8,937,673	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF	0.571%	3/20/63	2,641,202	2,629,979	(b)
Government National Mortgage Association (GNMA), 2013-H14 FC	0.641%	6/20/63	900,688	899,993	(b)
Government National Mortgage Association (GNMA), 2013-H14 FD	0.641%	6/20/63	364,986	364,705	(b)
Government National Mortgage Association (GNMA), 2013-H14 FG	0.641%	5/20/63	339,453	339,197	(b)
GS Mortgage Securities Corp., 2015-2R C	1.014%	6/26/36	1,840,000	1,242,681	(a)(b)
GS Mortgage Securities Trust, 2013-NYC5 A	2.318%	1/10/30	773,000	787,469	(a)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.341%	6/25/34	1,187,687	1,122,904	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.524%	9/25/35	1,345,148	1,158,008	(a)(b)
HarborView Mortgage Loan Trust, 2004-08 3A2	0.978%	11/19/34	156,947	117,042	(b)
Homebanc Mortgage Trust, 2004-2 A1	0.914%	12/25/34	390,011	374,546	(b)
IMPAC CMB Trust, 2007-A A	0.424%	5/25/37	101,806	98,377	(a)(b)
Indymac Index Mortgage Loan Trust, 2004-AR14 2A1A	0.894%	1/25/35	284,943	226,732	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C18 A1	1.254%	2/15/47	883,749	883,726
JPMBB Commercial Mortgage Securities Trust, 2014-C23 A1	1.650%	9/15/47	1,645,349	1,656,027
JPMBB Commercial Mortgage Securities Trust, 2014-C24 A1	1.539%	11/15/47	597,963	599,715
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	1.521%	11/15/47	605,740	606,886
JPMorgan Alternative Loan Trust, 2006-A4 A7	3.652%	9/25/36	902,161	617,348	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (continued)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
JPMorgan Alternative Loan Trust, 2007-S1 A1	0.454%	4/25/47	$2,413,235	$2,191,751	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-C16 A1	1.223%	12/15/46	553,453	555,042
JPMorgan Mortgage Trust, 2004-A1 1A1	1.990%	2/25/34	52,319	52,111	(b)
JPMorgan Mortgage Trust, 2006-A2 5A1	2.430%	11/25/33	150,096	151,756	(b)
Latitude Management Real Estate Capital, 2015-CRE1 A	1.923%	2/22/32	3,330,000	3,361,968	(a)(b)
Luminent Mortgage Trust, 2006-7 2A2, IO	0.394%	12/25/36	182,276	49,364	(b)
MASTR, Asset Securitization Trust, 2003-4 6A2	4.375%	5/25/33	97,179	97,672
MASTR ARM Trust, 2003-6 1A2	2.450%	12/25/33	130,231	129,950	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	41,917	44,156	(a)
Merrill Lynch Mortgage Investors Inc., 2003-A2 2M1	2.137%	3/25/33	488,379	417,347	(b)
Merrill Lynch Mortgage Investors Inc., 2003-A6 1A	2.447%	9/25/33	55,945	55,642	(b)
Merrill Lynch Mortgage Investors Inc., 2003-H A3	1.940%	1/25/29	4,297	4,251	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.379%	2/25/34	81,549	82,107	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 A2	1.972%	8/15/45	850,000	862,980
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C18 A1	1.686%	10/15/47	1,013,714	1,021,722
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19 A1	1.573%	12/15/47	2,202,834	2,215,027
Morgan Stanley Capital I, 2011-C1 A1	2.602%	9/15/47	46,869	47,016	(a)
Morgan Stanley Capital I Trust, 2012-C4 A2	2.111%	3/15/45	930,000	938,715
Mortgage IT Trust, 2005-2 1A1	0.434%	5/25/35	136,619	131,069	(b)
Mortgage IT Trust, 2005-3 A1	0.474%	8/25/35	267,001	256,320	(b)
NCUA Guaranteed Notes, 2011-R1 1A	0.625%	1/8/20	922,354	927,528	(b)
Nomura Asset Acceptance Corp., 2004-AR4 1A1	2.658%	12/25/34	519,795	523,814	(b)
Prime Mortgage Trust, 2005-2 2A1	6.731%	10/25/32	277,110	303,770	(b)
Residential Accredit Loans Inc., 2007-QS7 1A7	0.724%	5/25/37	4,290,607	2,920,608	(b)
Residential Asset Mortgage Products Inc., 2004-SL1	7.000%	11/25/31	3,933	3,928
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	23,801	26,931
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	20,366	19,683
Sequoia Mortgage Trust, 2003-2 A2	1.003%	6/20/33	116,861	114,087	(b)
Sequoia Mortgage Trust, 2004-6 A1	1.884%	7/20/34	59,875	58,922	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.374%	2/25/24	1,460,000	1,479,049	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	1.824%	4/25/24	1,400,000	1,392,539	(b)
Structured ARM Loan Trust, 2004-07 A1	0.579%	6/25/34	269,509	248,677	(b)
Structured ARM Loan Trust, 2004-09XS A	0.544%	7/25/34	191,657	185,642	(b)
Structured ARM Loan Trust, 2005-04 1A1	2.435%	3/25/35	541,749	486,765	(b)
Structured ARM Loan Trust, 2005-12 3A1	2.400%	6/25/35	197,197	185,389	(b)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.404%	2/25/36	393,867	316,556	(b)
Structured Asset Securities Corp., 2002-03 B2	6.500%	3/25/32	755,519	740,383
Structured Asset Securities Corp., 2002-08A 7A1	1.839%	5/25/32	40,405	39,414	(b)
Structured Asset Securities Corp., 2002-11A B2II	2.662%	6/25/32	132,072	108,697	(b)
Structured Asset Securities Corp., 2002-16A B2II, IO	2.458%	8/25/32	225,518	69,244	(b)
Structured Asset Securities Corp., 2004-2 4A1	2.514%	3/25/34	728,166	717,197	(b)
Structured Asset Securities Corp., 2004-NP1 A	0.974%	9/25/33	359,271	355,587	(a)(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.398%	6/25/35	727,283	655,356	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.672%	8/20/35	55,578	48,479	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (continued)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
WaMu Mortgage Pass-Through Certificates, 2003-AR8 A	2.381%	8/25/33	$211,268	$217,976	(b)
WaMu Mortgage Pass-Through Certificates, 2004-AR08 A1	0.594%	6/25/44	218,826	204,014	(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR19	0.584%	12/25/45	242,936	225,991	(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA6 1A	0.938%	7/25/47	2,796,392	2,406,843	(b)
Washington Mutual Inc., 2005-AR4 A5	2.387%	4/25/35	193,266	190,125	(b)
Washington Mutual Inc., 2005-AR8 2A1A	0.464%	7/25/45	341,525	321,566	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-10 4CB3	0.774%	12/25/35	3,001,451	2,385,703	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR09 A1A	0.494%	7/25/45	343,345	330,493	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.494%	8/25/45	317,688	302,534	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.444%	6/25/33	231,963	234,219	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 A1	1.437%	12/15/47	864,733	866,609
Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1	2.615%	12/25/34	397,396	392,712	(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-I B2	2.599%	7/25/34	264,161	207,091	(b)
WF-RBS Commercial Mortgage Trust, 2011-C3 A2	3.240%	3/15/44	2,809,838	2,864,469	(a)
WF-RBS Commercial Mortgage Trust, 2011-C4 A2	3.454%	6/15/44	2,230,000	2,285,825	(a)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	970,000	983,340
WF-RBS Commercial Mortgage Trust, 2014-C23 A1	1.663%	10/15/57	2,812,124	2,835,200
WF-RBS Commercial Mortgage Trust, 2014-C24 A1	1.390%	11/15/47	861,225	861,582
WF-RBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	960,000	999,337
WF-RBS Commercial Mortgage Trust, 2014-C25 A1	1.518%	11/15/47	1,172,393	1,175,122

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $143,215,123)				142,924,830

MORTGAGE-BACKED SECURITIES - 4.5%
FHLMC - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC)	9.000%	5/1/20-1/1/21	6,831	6,915
Federal Home Loan Mortgage Corp. (FHLMC)	8.500%	6/1/21	85	85
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	2/1/31	85,540	91,485
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	4/1/32	293,591	351,337
Federal Home Loan Mortgage Corp. (FHLMC)	1.990%	6/1/43	2,981,003	3,036,090	(b)

Total FHLMC				3,485,912

FNMA - 3.2%
Federal National Mortgage Association (FNMA)	5.500%	3/1/18-9/1/21	80,675	85,029
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	8,255	8,361
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	10,422,698	10,810,319
Federal National Mortgage Association (FNMA)	6.500%	4/1/24-4/1/31	8,138	9,350
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-11/1/32	684,821	768,749
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	57	64
Federal National Mortgage Association (FNMA)	2.340%	8/1/32-12/1/32	186,725	197,694	(b)
Federal National Mortgage Association (FNMA)	1.812%	1/1/33	193,293	202,864	(b)
Federal National Mortgage Association (FNMA)	1.910%	4/1/33	447,030	469,824	(b)
Federal National Mortgage Association (FNMA)	1.925%	5/1/34	583,304	613,742	(b)
Federal National Mortgage Association (FNMA)	2.161%	12/1/34	28,034	30,074	(b)
Federal National Mortgage Association (FNMA)	2.202%	12/1/34	18,404	19,731	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (continued)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	1.915%	1/1/35	$81,659	$85,211	(b)
Federal National Mortgage Association (FNMA)	1.960%	3/1/35	184,700	194,454	(b)
Federal National Mortgage Association (FNMA)	1.882%	5/1/35	445,376	472,207	(b)
Federal National Mortgage Association (FNMA)	6.275%	9/1/37	2,594,682	2,740,881	(b)
Federal National Mortgage Association (FNMA)	2.327%	12/1/39	4,322,028	4,619,350	(b)

Total FNMA				21,327,904

GNMA - 0.8%
Government National Mortgage Association (GNMA)	9.000%	9/15/22	189	190
Government National Mortgage Association (GNMA)	6.000%	11/15/28	18,370	20,934
Government National Mortgage Association (GNMA)	6.500%	8/15/34	1,021,625	1,195,560
Government National Mortgage Association (GNMA)	7.000%	3/15/36	175,245	216,829
Government National Mortgage Association (GNMA)	2.254%	8/20/60	1,285,489	1,377,058	(b)
Government National Mortgage Association (GNMA) II	1.710%	1/20/60	1,735,095	1,786,164	(b)
Government National Mortgage Association (GNMA) II	1.349%	7/20/60	164,019	167,648	(b)
Government National Mortgage Association (GNMA) II	1.531%	7/20/60	345,969	354,244	(b)

Total GNMA				5,118,627

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $29,497,653)				29,932,443

MUNICIPAL BONDS - 0.3%
Rhode Island - 0.3%
Rhode Island State Student Loan Authority Revenue, Taxable - Libor Floating Rate Notes, FFELP Loan Backed (Cost - $2,221,563)	0.872%	10/2/28	2,221,563	2,214,809	(a)(b)

SOVEREIGN BONDS - 1.5%
Brazil - 0.4%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	2,760,000	2,777,250	(a)

Mexico - 0.4%
United Mexican States, Senior Notes	5.950%	3/19/19	2,400,000	2,748,000

Russia - 0.3%
Russian Foreign Bond-Eurobond, Senior Notes	3.625%	4/29/15	2,100,000	2,101,050	(h)

South Korea - 0.4%
Korea Land & Housing Corp., Senior Notes	1.875%	8/2/17	2,610,000	2,617,141	(a)

TOTAL SOVEREIGN BONDS (Cost - $10,324,715)				10,243,441

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (continued)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.3%
U.S. Government Agencies - 0.2%
Federal National Mortgage Association (FNMA), Notes	2.250%	3/15/16	$460,000	$468,254
Federal National Mortgage Association (FNMA), Notes	0.875%	10/26/17	750,000	751,119

Total U.S. Government Agencies				1,219,373

U.S. Government Obligations - 1.1%
U.S. Treasury Notes	0.875%	11/15/17	7,120,000	7,139,466

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,335,781)				8,358,839

TOTAL INVESTMENTS - 99.0% (Cost - $663,660,834#)				661,220,557
Other Assets in Excess of Liabilities - 1.0%				6,999,504

TOTAL NET ASSETS - 100.0%				$668,220,061

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of March 31, 2015.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Illiquid security.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
FFELP	— Federal Family Education Loan Program
IO	— Interest Only
PAC	— Planned Amortization Class

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Eurodollar Futures, Put (Premiums received - $177,201)	12/14/15	$99.00	792	$89,100

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Financials	—	$167,358,255	$0	*	$167,358,255
Industrials	—	7,670,014	1,504,609		9,174,623
Other corporate bonds & notes	—	170,755,082	—		170,755,082
Asset-backed securities	—	114,088,407	6,169,828		120,258,235
Collateralized mortgage obligations	—	142,924,830	—		142,924,830
Mortgage-backed securities	—	29,932,443	—		29,932,443
Municipal bonds	—	2,214,809	—		2,214,809
Sovereign bonds	—	10,243,441	—		10,243,441
U.S. government & agency obligations	—	8,358,839	—		8,358,839

Total investments	—	$653,546,120	$7,674,437		$661,220,557

Other financial instruments:
Futures contracts	$484,014	—	—		$484,014

Total	$484,014	$653,546,120	$7,674,437		$661,704,571

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Written options	$89,100	—	—		$89,100

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	FINANCIALS		INDUSTRIALS	ASSET-BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	TOTAL
Balance as of December 31, 2014	$0	*	—	—	$532,644	$532,644
Accrued premiums/discounts	1,352		—	—	12	1,364
Realized gain (loss)	—		—	—	94	94
Change in unrealized appreciation
(depreciation)[1]	(1,352)		—	—	1,381	29
Purchases	—		—	$4,150,000	223	4,150,223
Sales	—		—	—	(21,614)	(21,614)
Transfers into Level 3[2]	—		$1,504,609	2,019,828	—	3,524,437
Transfers out of Level 3[3]	—		—	—	(512,740)	(512,740)

Balance as of March 31, 2015	$0	*	$1,504,609	$6,169,828	—	$7,674,437

Net change in unrealized appreciation
(depreciation) for investments in securities still held at March 31, 2015[1]	$(1,352)		—	—	—	$(1,352)

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,147,541
Gross unrealized depreciation	(8,587,818)

Net unrealized depreciation	$(2,440,277)

At March 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
90-Day Eurodollar	265	12/16	$65,124,612	$65,319,188	$194,576
U.S. Treasury 2-Year Notes	309	6/15	67,466,536	67,719,282	252,746
U.S. Treasury 5-Year Notes	227	6/15	27,251,191	27,287,883	36,692

Net unrealized appreciation on open futures contracts					$484,014

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2015